UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2018

Laurie D. Neat

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

AMCAP Fund® Semi-annual report for the six months ended August 31, 2018

We take a disciplined,
long-term approach
to investing in growth
companies.

AMCAP Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	14.49%	12.26%	12.24%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.68% for Class A shares as of the prospectus dated May 1, 2018. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The U.S. stock market provided strong returns during the six-month period ended August 31, 2018. While geopolitical concerns continue to add to market volatility, economic data in the U.S. was generally positive and company earnings were better than expected. The Federal Reserve proceeded cautiously on interest rates, raising them three times each in 2017 and thus far in 2018; under new leadership, the Fed has signaled a similar path for the near future.

During the six-month period, AMCAP Fund had a total return of 7.54% versus a 7.96% total return for the unmanaged Standard & Poor’s 500 Composite Index — a market capitalization-weighted index based on the results of approximately 500 widely held common stocks — and a total return of 8.80% for the Lipper Growth Funds Index, a peer group measure, as shown in the chart below.

Over the long term, AMCAP’s returns have exceeded those of the S&P 500 and the Lipper Growth Funds Index. For the past 10 years, AMCAP had an average annual total return of 11.79%, compared with 10.86% for the S&P 500 and 10.90% for the Lipper index. Over its 51-year lifetime, the fund had an average annual total return of 11.69%, compared with 10.16% for the S&P 500 and 9.33% for the Lipper index.

Results at a glance

For periods ended August 31, 2018, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 5/1/67)

AMCAP Fund (Class A shares)	7.54%	23.58%	14.22%	11.79%	11.69%
Standard & Poor’s 500 Composite Index*	7.96	19.66	14.52	10.86	10.16
Lipper Growth Funds Index†	8.80	23.86	15.24	10.90	9.33

*	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

AMCAP Fund	1

Investment results analysis

The fund’s largest holding, Netflix, rose 26.19% on the back of strong subscriber growth for its video streaming content and services. Much of the subscriber growth was attributed to the growing popularity of Netflix’s various original series. International subscriber and revenue growth were especially strong and they are expected to play an increasingly important role in the company’s future growth. Netflix recently struck a licensing deal with Chinese online video provider iQiyi, a subsidiary of Baidu, marking the first time the U.S. company has been able to offer its services in China.

Shares of health care companies were mixed, with Illumina among the strongest contributors to fund returns and AbbVie (the second-largest holding) one of the largest detractors. We believe that Illumina, which jumped 55.61% during the period, is the best company in the growing field of gene sequencing and that it is expanding that field through its own innovation. Meanwhile, shares of AbbVie declined 17.14% amid concerns about the company’s reliance on its leading drug Humira, which has a range of applications, including as an arthritis treatment. However, we think those concerns are overstated, especially given the company’s savvy management and its settlement with Amgen that extends Humira’s patent protection to 2023.

Some of the fund’s energy holdings impacted returns, including oilfield services company Halliburton and oil-and-gas producer EOG Resources (the fund’s eighth-largest holding). Shares of Halliburton fell 14.07% on concerns over higher costs, lower demand and increased competition in its core market of pressure pumping, although these issues should be resolved within a year or two. On the other hand, EOG Resources gained 16.57% as the company’s strong production growth outlook became clearer, assuming a reasonable range for oil prices.

The fund’s cash position declined to 8.8% from 12.5% (including other short-term securities) at the beginning of the period. While valuations overall appear stretched on a fundamental basis, in this environment of market volatility, some portfolio managers are finding pockets of investment opportunities. However, the amount of cash overall continues to reflect a cautious approach to the market environment by the portfolio managers, who anticipate being able to invest in these companies at better valuations in the future.

2	AMCAP Fund

Looking ahead

The fundamentals of the U.S. economy are generally positive: the unemployment rate is low, real wages are gradually increasing, consumer spending is slowly on the rise. However, the level of consumer, corporate and government debt continues to rise to unacceptable levels over the long run. While low interest rates may continue to increase, we are below the level that historically has caused major pressure on economic growth.

Outside the U.S., most euro zone countries continue to slowly improve, and while China’s growth is slowing and its debt is rising, demand is still relatively strong. However, volatility is likely to remain elevated amid the multiple geopolitical risks around the world, from the U.S. trade war with China to the Brexit negotiations in Europe to the unpredictable situation with North Korea. Against this backdrop, we continue with our consistent and diligent approach to growth investing, just as we have for the past 50-plus years.

AMCAP evaluates and invests primarily in U.S. companies that have demonstrated solid historical growth and characteristics that we believe are likely to support above-average growth in the future. Our focus on the fundamental growth drivers and the inherent worth of companies is critical to helping us identify investments that we believe represent the best value over the long term. We thank you for your continued support of these efforts.

Cordially,

Claudia P. Huntington	James Terrile
Co-President	Co-President

October 11, 2018

For current information about the fund, visit americanfunds.com.

AMCAP Fund	3

Summary investment portfolio August 31, 2018	unaudited

Industry sector diversification	Percent of net assets

Common stocks 91.19%	Shares	Value (000)
Information technology 23.52%
Alphabet Inc., Class C1	853,879	$1,040,187
Alphabet Inc., Class A1	723,910	891,712
Microsoft Corp.	13,202,000	1,482,981
Facebook, Inc., Class A1	6,743,700	1,185,070
Accenture PLC, Class A	6,328,700	1,069,993
Mastercard Inc., Class A	4,061,957	875,595
Broadcom Inc.	3,589,848	786,284
Skyworks Solutions, Inc.	6,983,432	637,587
QUALCOMM Inc.	9,110,000	625,948
Autodesk, Inc.[1]	3,962,343	611,588
ASML Holding NV	2,850,100	581,062
Intel Corp.	11,499,000	556,897
Trimble Inc.[1]	12,300,511	517,852
Texas Instruments Inc.	3,874,396	435,482
FleetCor Technologies, Inc.[1]	1,995,000	426,411
Other securities		4,146,027
		15,870,676

Health care 22.46%
AbbVie Inc.	20,419,227	1,959,837
UnitedHealth Group Inc.	6,004,406	1,611,943
Abbott Laboratories	22,625,454	1,512,285
Amgen Inc.	6,852,605	1,369,219
Thermo Fisher Scientific Inc.	5,668,500	1,355,338
Illumina, Inc.[1]	2,935,257	1,041,517
BioMarin Pharmaceutical Inc.[1,2]	10,345,500	1,034,343
Gilead Sciences, Inc.	11,519,734	872,390
Stryker Corp.	4,265,082	722,633
PerkinElmer, Inc.[2]	7,191,234	664,686
IQVIA Holdings Inc.[1]	3,052,000	387,879
Other securities		2,625,951
		15,158,021

4	AMCAP Fund

	Shares	Value (000)
Consumer discretionary 16.37%
Netflix, Inc.[1]	7,381,000	$2,713,846
Amazon.com, Inc.[1]	821,300	1,653,039
Lowe’s Companies, Inc.	8,590,000	934,163
Booking Holdings Inc.[1]	454,875	887,711
NIKE, Inc., Class B	10,609,703	872,118
Marriott International, Inc., Class A	3,768,611	476,616
Williams-Sonoma, Inc.[2]	5,400,000	379,242
Twenty-First Century Fox, Inc., Class A	7,881,500	357,820
Other securities		2,768,024
		11,042,579

Industrials 9.71%
General Dynamics Corp.	4,269,000	825,625
Textron Inc.	11,265,000	777,623
Old Dominion Freight Line, Inc.	3,870,000	589,788
CSX Corp.	7,265,354	538,799
TransDigm Group Inc.[1]	1,372,638	480,423
J.B. Hunt Transport Services, Inc.	3,292,415	397,559
Equifax Inc.	2,933,728	393,032
Middleby Corp.[1,2]	3,218,507	391,177
Other securities		2,156,161
		6,550,187

Energy 7.09%
EOG Resources, Inc.	12,037,300	1,423,170
Concho Resources Inc.[1]	6,536,445	896,474
Halliburton Co.	14,553,500	580,539
Canadian Natural Resources, Ltd. (CAD denominated)	13,427,300	458,483
Diamondback Energy, Inc.	3,692,000	447,027
Other securities		978,126
		4,783,819

Financials 5.81%
Charles Schwab Corp.	9,317,000	473,210
Wells Fargo & Co.	6,164,000	360,471
Other securities		3,084,616
		3,918,297

Consumer staples 2.57%
Costco Wholesale Corp.	2,386,300	556,318
Herbalife Nutrition Ltd.[1]	6,406,769	362,559
Other securities		816,005
		1,734,882

Materials 2.12%
Celanese Corp., Series A	4,849,624	566,582
Other securities		864,377
		1,430,959

Other 0.97%
Other securities		656,662

AMCAP Fund	5

Common stocks (continued)	Shares	Value (000)
Miscellaneous 0.57%
Other common stocks in initial period of acquisition		$387,184

Total common stocks (cost: $38,464,294,000)		61,533,266

Short-term securities 8.54%	Principal amount (000)
Federal Home Loan Bank 1.91%–2.05% due 9/4/2018–12/11/2018	$2,851,300	2,845,205
U.S. Treasury Bills 1.85%–2.22% due 9/6/2018–5/23/2019	1,623,900	1,617,973
Other securities		1,300,102

Total short-term securities (cost: $5,762,690,000)		5,763,280
Total investment securities 99.73% (cost: $44,226,984,000)		67,296,546
Other assets less liabilities 0.27%		178,997

Net assets 100.00%		$67,475,543

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $191,942,000, which represented .28% of the net assets of the fund. “Other securities” also includes securities (with an aggregate value of $1,043,854,000, which represented 1.55% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

6	AMCAP Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended August 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 5.50%
Information technology 0.13%
Acacia Communications, Inc.[1]	2,226,600	—	—	2,226,600
Finisar Corp.[1,3]	6,797,000	—	5,094,000	1,703,000
Health care 3.01%
BioMarin Pharmaceutical Inc.[1]	10,345,500	—	—	10,345,500
PerkinElmer, Inc.	5,922,900	1,268,334	—	7,191,234
Integra LifeSciences Holdings Corp.[1]	4,555,967	1,000,000	—	5,555,967
PRA Health Sciences, Inc.[1,3]	2,931,531	750,990	878,077	2,804,444
Consumer discretionary 1.36%
Williams-Sonoma, Inc.	3,100,000	2,300,000	—	5,400,000
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200
Signet Jewelers Ltd.	3,500,000	—	—	3,500,000
Industrials 0.58%
Middleby Corp.[1]	2,052,775	1,165,732	—	3,218,507
Generac Holdings Inc.[1,3]	3,894,070	—	3,894,070	—
Energy 0.00%
Denbury Resources Inc.[1,3]	22,428,635	—	22,428,635	—
Consumer staples 0.00%
Herbalife Nutrition Ltd.[1,3]	4,648,809	4,648,809	2,890,849	6,406,769
Materials 0.42%
Valvoline Inc.	10,638,000	2,366,000	—	13,004,000

	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 8/31/2018 (000)
Common stocks 5.50%
Information technology 0.13%
Acacia Communications, Inc.[1]	$—	$4,609	$—	$90,778
Finisar Corp.[1,3]	(8,528)	13,740	—	—
				90,778
Health care 3.01%
BioMarin Pharmaceutical Inc.[1]	—	194,599	—	1,034,343
PerkinElmer, Inc.	—	117,472	994	664,686
Integra LifeSciences Holdings Corp.[1]	—	28,988	—	330,413
PRA Health Sciences, Inc.[1,3]	10,676	56,421	—	—
				2,029,442

AMCAP Fund	7

Investments in affiliates (continued)

	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 8/31/2018 (000)
Consumer discretionary 1.36%
Williams-Sonoma, Inc.	$—	$105,816	$4,490	$379,242
Texas Roadhouse, Inc.	—	62,799	2,294	316,288
Signet Jewelers Ltd.	—	48,720	2,590	224,700
				920,230
Industrials 0.58%
Middleby Corp.[1]	—	10,753	—	391,177
Generac Holdings Inc.[1,3]	12,308	(3,819)	—	—
				391,177
Energy 0.00%
Denbury Resources Inc.[1,3]	(47,150)	101,319	—	—
Consumer staples 0.00%
Herbalife Nutrition Ltd.[1,3]	68,661	20,192	—	—
Materials 0.42%
Valvoline Inc.	—	(18,349)	1,938	279,846
Total 5.50%	$35,967	$743,260	$12,306	$3,711,473

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Unaffiliated issuer at 8/31/2018.

Key to abbreviation

CAD = Canadian dollars

See Notes to Financial Statements

8	AMCAP Fund

Financial statements

Statement of assets and liabilities at August 31, 2018	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $41,510,511)	$63,585,073
Affiliated issuers (cost: $2,716,473)	3,711,473	$67,296,546
Cash		201,414
Receivables for:
Sales of investments	103,360
Sales of fund’s shares	83,029
Dividends and interest	48,801
Other	834	236,024
		67,733,984
Liabilities:
Payables for:
Purchases of investments	138,750
Repurchases of fund’s shares	77,022
Investment advisory services	16,929
Services provided by related parties	16,383
Trustees’ deferred compensation	3,514
Other	5,843	258,441
Net assets at August 31, 2018		$67,475,543

Net assets consist of:
Capital paid in on shares of beneficial interest		$41,412,897
Undistributed net investment income		229,725
Undistributed net realized gain		2,768,009
Net unrealized appreciation		23,064,912
Net assets at August 31, 2018		$67,475,543

See Notes to Financial Statements

AMCAP Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,950,977 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$32,021,031	923,115		$34.69
Class C	1,578,369	51,860		30.44
Class T	12	—	*	34.73
Class F-1	1,914,767	55,718		34.37
Class F-2	7,280,766	208,385		34.94
Class F-3	3,575,073	102,831		34.77
Class 529-A	1,975,057	57,596		34.29
Class 529-C	276,991	9,051		30.60
Class 529-E	87,558	2,624		33.37
Class 529-T	13	—	*	34.71
Class 529-F-1	132,043	3,816		34.60
Class R-1	103,329	3,302		31.29
Class R-2	673,342	21,525		31.28
Class R-2E	59,521	1,738		34.24
Class R-3	1,330,920	39,680		33.54
Class R-4	1,385,857	40,330		34.36
Class R-5E	14,352	413		34.77
Class R-5	1,178,335	33,486		35.19
Class R-6	13,888,207	395,507		35.11

*	Amount less than one thousand.

See Notes to Financial Statements

10	AMCAP Fund

Statement of operations for the six months ended August 31, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,764; also includes $12,306 from affiliates)	$360,274
Interest	68,369	$428,643
Fees and expenses*:
Investment advisory services	97,891
Distribution services	59,242
Transfer agent services	24,797
Administrative services	10,225
Reports to shareholders	992
Registration statement and prospectus	932
Trustees’ compensation	220
Auditing and legal	11
Custodian	289
Other	821
Total fees and expenses before waiver	195,420
Less investment advisory services waiver	42
Total fees and expenses after waiver		195,378
Net investment income		233,265

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,735,227
Affiliated issuers	35,967
Currency transactions	(700)	2,770,494
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $5,484):
Unaffiliated issuers	1,060,541
Affiliated issuers	743,260
Currency translations	349	1,804,150
Net realized gain and unrealized appreciation		4,574,644

Net increase in net assets resulting from operations		$4,807,909

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

AMCAP Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended August 31 2018*	Year ended February 28 2018

Operations:
Net investment income	$233,265	$363,514
Net realized gain	2,770,494	3,835,503
Net unrealized appreciation	1,804,150	7,062,703
Net increase in net assets resulting from operations	4,807,909	11,261,720

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(274,012)
Distributions from net realized gain on investments	(1,643,076)	(2,926,278)
Total dividends and distributions paid to shareholders	(1,643,076)	(3,200,290)

Net capital share transactions	780,483	1,933,198

Total increase in net assets	3,945,316	9,994,628

Net assets:
Beginning of period	63,530,227	53,535,599
End of period (including undistributed and distributions in excess of net investment income: $229,725 and $(3,540), respectively)	$67,475,543	$63,530,227

*	Unaudited.

See Notes to Financial Statements

12	AMCAP Fund

Notes to financial statements	unaudited

1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

AMCAP Fund	13

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	AMCAP Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance,

AMCAP Fund	15

to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

16	AMCAP Fund

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2018 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,870,676	$—	$—	$15,870,676
Health care	15,158,021	—	—	15,158,021
Consumer discretionary	11,042,579	—	—	11,042,579
Industrials	6,550,187	—	—	6,550,187
Energy	4,783,819	—	—	4,783,819
Financials	3,918,297	—	—	3,918,297
Consumer staples	1,542,940	191,942	—	1,734,882
Materials	1,430,959	—	—	1,430,959
Other	656,662	—	—	656,662
Miscellaneous	387,184	—	—	387,184
Short-term securities	—	5,763,280	—	5,763,280
Total	$61,341,324	$5,955,222	$—	$67,296,546

*	Securities with a value of $1,926,229,000, which represented 2.85% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

AMCAP Fund	17

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to

18	AMCAP Fund

non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$1,640,591

As of August 31, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$23,935,936
Gross unrealized depreciation on investments	(875,723)
Net unrealized appreciation on investments	23,060,213
Cost of investments	44,236,333

AMCAP Fund	19

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended August 31, 2018					Year ended February 28, 2018
Share class	Ordinary income	Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class A	$—	$769,609		$769,609		$115,384		$1,411,432	$1,526,816
Class B1						—		—	—
Class C	—	43,075		43,075		—		82,421	82,421
Class T2	—	—	[3]	—	[3]	—	[3]	1	1
Class F-1	—	52,717		52,717		7,069		108,176	115,245
Class F-2	—	163,707		163,707		31,706		279,311	311,017
Class F-3	—	84,475		84,475		18,246		121,562	139,808
Class 529-A	—	48,541		48,541		6,563		85,688	92,251
Class 529-B1						—		—	—
Class 529-C	—	7,699		7,699		—		16,234	16,234
Class 529-E	—	2,198		2,198		149		4,006	4,155
Class 529-T2	—	—	[3]	—	[3]	—	[3]	1	1
Class 529-F-1	—	3,154		3,154		576		5,253	5,829
Class R-1	—	2,868		2,868		—		5,722	5,722
Class R-2	—	18,016		18,016		—		33,185	33,185
Class R-2E	—	1,315		1,315		53		1,894	1,947
Class R-3	—	34,026		34,026		1,854		65,049	66,903
Class R-4	—	35,171		35,171		5,075		67,219	72,294
Class R-5E	—	255		255		3		31	34
Class R-5	—	29,572		29,572		8,073		66,235	74,308
Class R-6	—	346,678		346,678		79,261		572,858	652,119
Total	$—	$1,643,076		$1,643,076		$274,012		$2,926,278	$3,200,290

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.

20	AMCAP Fund

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of average daily net assets and decreasing to 0.283% on such assets in excess of $44 billion. On March 8, 2018, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2018, decreasing the annual rate to 0.280% on average daily net assets in excess of $55 billion. CRMC voluntarily reduced investment advisory services fees to the approved rate in advance of the effective date. For the six months ended August 31, 2018, total investment advisory services fees waived by CRMC were $42,000. As a result, the fee of $97,891,000 shown on the statement of operations was reduced to $97,849,000, both of which were equivalent to an annualized rate of 0.298% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

AMCAP Fund	21

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	AMCAP Fund

For the six months ended August 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$37,071	$15,080		$1,547		Not applicable
Class C	7,659	750		384		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,562	1,234		515		Not applicable
Class F-2	Not applicable	3,391		1,657		Not applicable
Class F-3	Not applicable	105		839		Not applicable
Class 529-A	2,195	840		480		$632
Class 529-C	1,360	121		69		91
Class 529-E	211	20		21		28
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	53		31		41
Class R-1	522	52		26		Not applicable
Class R-2	2,439	1,101		163		Not applicable
Class R-2E	159	51		13		Not applicable
Class R-3	3,311	985		331		Not applicable
Class R-4	1,753	680		351		Not applicable
Class R-5E	Not applicable	7		3		Not applicable
Class R-5	Not applicable	297		305		Not applicable
Class R-6	Not applicable	30		3,490		Not applicable
Total class-specific expenses	$59,242	$24,797		$10,225		$792

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $220,000 in the fund’s statement of operations reflects $200,000 in current fees (either paid in cash or deferred) and a net increase of $20,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

AMCAP Fund	23

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund lent $10,000 at a rate of 2.39% to one or more CRMC-managed funds during the six months ended August 31, 2018. The fund received less than $1,000 in interest income from the loan.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended August 31, 2018

Class A	$1,332,952	39,566	$757,849		22,316		$(1,747,028)	(52,002)	$343,773	9,880
Class C	119,926	4,041	42,777		1,433		(172,817)	(5,829)	(10,114)	(355)
Class T	—	—	—		—		—	—	—	—
Class F-1	159,557	4,784	51,628		1,534		(554,138)	(16,564)	(342,953)	(10,246)
Class F-2	1,407,058	41,475	158,707		4,640		(721,631)	(21,312)	844,134	24,803
Class F-3	510,008	15,151	83,954		2,468		(306,805)	(9,098)	287,157	8,521
Class 529-A	101,047	3,031	48,532		1,446		(127,939)	(3,838)	21,640	639
Class 529-C	14,998	504	7,695		256		(33,836)	(1,128)	(11,143)	(368)
Class 529-E	5,751	178	2,198		67		(7,630)	(235)	319	10
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	17,763	528	3,154		93		(10,426)	(310)	10,491	311
Class R-1	6,042	199	2,865		93		(17,997)	(596)	(9,090)	(304)
Class R-2	80,460	2,646	17,991		586		(87,305)	(2,888)	11,146	344
Class R-2E	12,396	376	1,315		39		(3,162)	(95)	10,549	320
Class R-3	138,465	4,267	34,009		1,035		(222,085)	(6,844)	(49,611)	(1,542)
Class R-4	127,130	3,815	35,158		1,045		(250,196)	(7,527)	(87,908)	(2,667)
Class R-5E	7,556	228	255		8		(696)	(21)	7,115	215
Class R-5	87,850	2,573	29,552		858		(343,593)	(10,355)	(226,191)	(6,924)
Class R-6	1,287,197	38,204	346,256		10,078		(1,652,284)	(47,790)	(18,831)	492
Total net increase (decrease)	$5,416,156	161,566	$1,623,895		47,995		$(6,259,568)	(186,432)	$780,483	23,129

24	AMCAP Fund

	Sales[1]				Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended February 28, 2018

Class A	$2,046,204		67,073		$1,500,991	48,631		$(4,546,040)	(148,520)	$(998,845)	(32,816)
Class B3	28		1		—	—		(8,668)	(332)	(8,640)	(331)
Class C	180,339		6,662		81,700	2,993		(428,325)	(15,807)	(166,286)	(6,152)
Class T4	10		—	[2]	—	—		—	—	10	— [2]
Class F-1	327,237		10,864		112,791	3,692		(881,915)	(29,164)	(441,887)	(14,608)
Class F-2	2,350,802		77,094		302,440	9,734		(3,609,896)	(118,964)	(956,654)	(32,136)
Class F-3	3,092,551		102,454		138,611	4,461		(399,688)	(12,711)	2,831,474	94,204
Class 529-A	252,362		8,119		92,205	3,017		(235,902)	(7,725)	108,665	3,411
Class 529-B3	—	[2]	—	[2]	—	—		(1,267)	(49)	(1,267)	(49)
Class 529-C	31,767		1,161		16,224	593		(159,990)	(5,654)	(111,999)	(3,900)
Class 529-E	8,385		284		4,157	139		(12,260)	(413)	282	10
Class 529-T4	10		—	[2]	1	—	[2]	—	—	11	— [2]
Class 529-F-1	22,092		716		5,825	189		(20,467)	(665)	7,450	240
Class R-1	12,865		460		5,715	204		(27,295)	(972)	(8,715)	(308)
Class R-2	162,497		5,827		33,138	1,181		(227,542)	(8,170)	(31,907)	(1,162)
Class R-2E	25,559		851		1,948	64		(8,320)	(268)	19,187	647
Class R-3	307,202		10,376		66,862	2,235		(457,747)	(15,377)	(83,683)	(2,766)
Class R-4	372,560		12,396		72,256	2,363		(460,434)	(15,085)	(15,618)	(326)
Class R-5E	6,851		214		34	1		(551)	(17)	6,334	198
Class R-5	208,096		6,754		74,253	2,377		(453,174)	(14,635)	(170,825)	(5,504)
Class R-6	2,923,945		95,623		651,794	20,851		(1,619,628)	(52,572)	1,956,111	63,902
Total net increase (decrease)	$12,331,362		406,929		$3,160,945	102,725		$(13,559,109)	(447,100)	$1,933,198	62,554

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,152,909,000 and $9,747,770,000, respectively, during the six months ended August 31, 2018.

AMCAP Fund	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
8/31/2018[4,5]	$33.07	$.11	$2.36	$2.47
2/28/2018	28.82	.18	5.76	5.94
2/28/2017	24.47	.16	5.23	5.39
2/29/2016	29.03	.10	(2.36)	(2.26)
2/28/2015	28.53	.08	3.04	3.12
2/28/2014	23.06	.09	7.61	7.70
Class C:
8/31/2018[4,5]	29.23	(.02)	2.08	2.06
2/28/2018	25.74	(.06)	5.11	5.05
2/28/2017	22.02	(.05)	4.69	4.64
2/29/2016	26.57	(.11)	(2.14)	(2.25)
2/28/2015	26.52	(.14)	2.80	2.66
2/28/2014	21.66	(.11)	7.13	7.02
Class T:
8/31/2018[4,5]	33.07	.14	2.37	2.51
2/28/2018[4,10]	28.79	.23	5.80	6.03
Class F-1:
8/31/2018[4,5]	32.78	.10	2.34	2.44
2/28/2018	28.58	.16	5.71	5.87
2/28/2017	24.27	.14	5.19	5.33
2/29/2016	28.83	.09	(2.35)	(2.26)
2/28/2015	28.36	.06	3.02	3.08
2/28/2014	22.95	.08	7.57	7.65
Class F-2:
8/31/2018[4,5]	33.27	.14	2.38	2.52
2/28/2018	28.98	.24	5.79	6.03
2/28/2017	24.60	.22	5.26	5.48
2/29/2016	29.11	.16	(2.37)	(2.21)
2/28/2015	28.61	.14	3.04	3.18
2/28/2014	23.11	.15	7.63	7.78
Class F-3:
8/31/2018[4,5]	33.09	.16	2.37	2.53
2/28/2018	28.83	.27	5.76	6.03
2/28/2017[4,11]	28.36	.02	.45	.47

26	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$—	$(.85)	$(.85)	$34.69	7.54%[6]		$32,021		.65%[7]		.65%[7]		.65%[7]
(.13)	(1.56)	(1.69)	33.07	21.10		30,196		.67		.67		.58
(.12)	(.92)	(1.04)	28.82	22.38		27,269		.68		.68		.59
—	(2.30)	(2.30)	24.47	(8.34)		23,786		.67		.67		.38
(.01)	(2.61)	(2.62)	29.03	11.33		25,740		.68		.68		.27
(.07)	(2.16)	(2.23)	28.53	34.38		22,567		.70		.70		.35

—	(.85)	(.85)	30.44	7.12	[6]	1,579		1.45	[7]	1.45	[7]	(.14)[7]
—	(1.56)	(1.56)	29.23	20.13		1,526		1.47		1.47		(.22)
—	(.92)	(.92)	25.74	21.42		1,503		1.49		1.49		(.22)
—	(2.30)	(2.30)	22.02	(9.10)		1,386		1.48		1.48		(.44)
—	(2.61)	(2.61)	26.57	10.44		1,603		1.49		1.49		(.53)
—	(2.16)	(2.16)	26.52	33.37		1,451		1.51		1.51		(.46)

—	(.85)	(.85)	34.73	7.63	[6,8]	—	[9]	.45	[7,8]	.45	[7,8]	.85 [7,8]
(.19)	(1.56)	(1.75)	33.07	21.46	[6,8]	—	[9]	.45	[7,8]	.45	[7,8]	.81 [7,8]

—	(.85)	(.85)	34.37	7.51	[6]	1,915		.72	[7]	.72	[7]	.59 [7]
(.11)	(1.56)	(1.67)	32.78	21.02		2,162		.74		.74		.52
(.10)	(.92)	(1.02)	28.58	22.31		2,303		.75		.75		.53
—	(2.30)	(2.30)	24.27	(8.40)		2,448		.73		.73		.31
—	(2.61)	(2.61)	28.83	11.27		2,723		.74		.74		.22
(.08)	(2.16)	(2.24)	28.36	34.36		3,036		.74		.74		.31

—	(.85)	(.85)	34.94	7.64	[6]	7,281		.46	[7]	.46	[7]	.85 [7]
(.18)	(1.56)	(1.74)	33.27	21.31		6,107		.47		.47		.79
(.18)	(.92)	(1.10)	28.98	22.66		6,251		.48		.48		.79
—	(2.30)	(2.30)	24.60	(8.14)		3,593		.47		.47		.57
(.07)	(2.61)	(2.68)	29.11	11.53		3,609		.47		.47		.49
(.12)	(2.16)	(2.28)	28.61	34.71		1,983		.49		.49		.56

—	(.85)	(.85)	34.77	7.71	[6]	3,575		.36	[7]	.36	[7]	.94 [7]
(.21)	(1.56)	(1.77)	33.09	21.44		3,121		.37		.37		.85
—	—	—	28.83	1.66	[6]	3		.03	[6]	.03	[6]	.09 [6]

See end of table for footnotes.

AMCAP Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
8/31/2018[4,5]	$32.71	$.10	$2.33	$2.43
2/28/2018	28.54	.15	5.70	5.85
2/28/2017	24.24	.13	5.19	5.32
2/29/2016	28.81	.08	(2.35)	(2.27)
2/28/2015	28.35	.05	3.02	3.07
2/28/2014	22.93	.07	7.56	7.63
Class 529-C:
8/31/2018[4,5]	29.39	(.03)	2.09	2.06
2/28/2018	25.89	(.07)	5.13	5.06
2/28/2017	22.15	(.07)	4.73	4.66
2/29/2016	26.73	(.13)	(2.15)	(2.28)
2/28/2015	26.68	(.16)	2.82	2.66
2/28/2014	21.80	(.13)	7.17	7.04
Class 529-E:
8/31/2018[4,5]	31.89	.06	2.27	2.33
2/28/2018	27.87	.08	5.56	5.64
2/28/2017	23.70	.07	5.06	5.13
2/29/2016	28.28	.01	(2.29)	(2.28)
2/28/2015	27.94	(.02)	2.97	2.95
2/28/2014	22.63	— [12]	7.47	7.47
Class 529-T:
8/31/2018[4,5]	33.06	.14	2.36	2.50
2/28/2018[4,10]	28.79	.21	5.80	6.01
Class 529-F-1:
8/31/2018[4,5]	32.96	.13	2.36	2.49
2/28/2018	28.74	.22	5.73	5.95
2/28/2017	24.40	.19	5.23	5.42
2/29/2016	28.92	.13	(2.35)	(2.22)
2/28/2015	28.43	.11	3.03	3.14
2/28/2014	22.98	.12	7.59	7.71
Class R-1:
8/31/2018[4,5]	30.03	(.02)	2.13	2.11
2/28/2018	26.41	(.06)	5.24	5.18
2/28/2017	22.56	(.05)	4.82	4.77
2/29/2016	27.16	(.11)	(2.19)	(2.30)
2/28/2015	27.05	(.14)	2.86	2.72
2/28/2014	22.05	(.11)	7.27	7.16

28	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$—	$(.85)	$(.85)	$34.29	7.50%[6]		$1,975		.74%[7]		.74%[7]		.57%[7]
(.12)	(1.56)	(1.68)	32.71	20.99		1,863		.74		.74		.51
(.10)	(.92)	(1.02)	28.54	22.31		1,528		.77		.77		.50
—	(2.30)	(2.30)	24.24	(8.44)		1,264		.77		.77		.28
—	(2.61)	(2.61)	28.81	11.24		1,370		.77		.77		.18
(.05)	(2.16)	(2.21)	28.35	34.28		1,193		.79		.79		.25

—	(.85)	(.85)	30.60	7.08	[6]	277		1.49	[7]	1.49	[7]	(.18)[7]
—	(1.56)	(1.56)	29.39	20.05		277		1.52		1.52		(.26)
—	(.92)	(.92)	25.89	21.39		345		1.54		1.54		(.27)
—	(2.30)	(2.30)	22.15	(9.16)		301		1.55		1.55		(.50)
—	(2.61)	(2.61)	26.73	10.37		334		1.56		1.56		(.60)
—	(2.16)	(2.16)	26.68	33.25		298		1.58		1.58		(.53)

—	(.85)	(.85)	33.37	7.37	[6]	88		.96	[7]	.96	[7]	.34 [7]
(.06)	(1.56)	(1.62)	31.89	20.73		83		.97		.97		.28
(.04)	(.92)	(.96)	27.87	22.01		73		.99		.99		.28
—	(2.30)	(2.30)	23.70	(8.64)		62		1.00		1.00		.04
—	(2.61)	(2.61)	28.28	10.97		69		1.01		1.01		(.06)
— [12]	(2.16)	(2.16)	27.94	33.96		62		1.04		1.04		.01

—	(.85)	(.85)	34.71	7.63	[6,8]	—	[9]	.50	[7,8]	.50	[7,8]	.80 [7,8]
(.18)	(1.56)	(1.74)	33.06	21.36	[6,8]	—	[9]	.52	[7,8]	.52	[7,8]	.74 [7,8]

—	(.85)	(.85)	34.60	7.62	[6]	132		.51	[7]	.51	[7]	.80 [7]
(.17)	(1.56)	(1.73)	32.96	21.25		116		.52		.52		.73
(.16)	(.92)	(1.08)	28.74	22.54		94		.55		.55		.72
—	(2.30)	(2.30)	24.40	(8.23)		76		.56		.56		.49
(.04)	(2.61)	(2.65)	28.92	11.46		83		.56		.56		.40
(.10)	(2.16)	(2.26)	28.43	34.59		72		.58		.58		.47

—	(.85)	(.85)	31.29	7.09	[6]	103		1.45	[7]	1.45	[7]	(.15)[7]
—	(1.56)	(1.56)	30.03	20.11		108		1.46		1.46		(.21)
—	(.92)	(.92)	26.41	21.49		103		1.47		1.47		(.20)
—	(2.30)	(2.30)	22.56	(9.08)		102		1.47		1.47		(.42)
—	(2.61)	(2.61)	27.16	10.46		111		1.46		1.46		(.50)
—	(2.16)	(2.16)	27.05	33.42		90		1.47		1.47		(.42)

See end of table for footnotes.

AMCAP Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
8/31/2018[4,5]	$30.02	$(.02)	$2.13	$2.11
2/28/2018	26.40	(.06)	5.24	5.18
2/28/2017	22.56	(.05)	4.81	4.76
2/29/2016	27.14	(.10)	(2.18)	(2.28)
2/28/2015	27.02	(.13)	2.86	2.73
2/28/2014	22.03	(.10)	7.25	7.15
Class R-2E:
8/31/2018[4,5]	32.73	.03	2.33	2.36
2/28/2018	28.61	.03	5.69	5.72
2/28/2017	24.38	.03	5.21	5.24
2/29/2016	29.04	.06	(2.42)	(2.36)
2/28/2015[4,13]	29.38	.04	1.32	1.36
Class R-3:
8/31/2018[4,5]	32.06	.05	2.28	2.33
2/28/2018	28.01	.07	5.59	5.66
2/28/2017	23.81	.07	5.08	5.15
2/29/2016	28.40	.01	(2.30)	(2.29)
2/28/2015	28.05	(.02)	2.98	2.96
2/28/2014	22.71	— [12]	7.50	7.50
Class R-4:
8/31/2018[4,5]	32.77	.10	2.34	2.44
2/28/2018	28.58	.16	5.71	5.87
2/28/2017	24.28	.15	5.18	5.33
2/29/2016	28.83	.09	(2.34)	(2.25)
2/28/2015	28.36	.07	3.02	3.09
2/28/2014	22.94	.08	7.57	7.65
Class R-5E:
8/31/2018[4,5]	33.11	.14	2.37	2.51
2/28/2018	28.85	.25	5.74	5.99
2/28/2017	24.48	.20	5.24	5.44
2/29/2016[4,14]	27.89	.04	(2.11)	(2.07)
Class R-5:
8/31/2018[4,5]	33.49	.15	2.40	2.55
2/28/2018	29.16	.26	5.83	6.09
2/28/2017	24.74	.23	5.30	5.53
2/29/2016	29.25	.18	(2.39)	(2.21)
2/28/2015	28.72	.16	3.05	3.21
2/28/2014	23.19	.16	7.66	7.82

30	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$—	$(.85)	$(.85)	$31.28	7.09%[6]	$673		1.44%[7]		1.44%[7]		(.13)%[7]
—	(1.56)	(1.56)	30.02	20.12	636		1.46		1.46		(.21)
—	(.92)	(.92)	26.40	21.45	590		1.46		1.46		(.19)
—	(2.30)	(2.30)	22.56	(9.02)	517		1.44		1.44		(.39)
—	(2.61)	(2.61)	27.14	10.47	595		1.43		1.43		(.48)
—	(2.16)	(2.16)	27.02	33.45	557		1.44		1.44		(.39)

—	(.85)	(.85)	34.24	7.27 [6]	60		1.15	[7]	1.15	[7]	.16	[7]
(.04)	(1.56)	(1.60)	32.73	20.47	46		1.16		1.16		.08
(.09)	(.92)	(1.01)	28.61	21.86	22		1.16		1.16		.11
—	(2.30)	(2.30)	24.38	(8.69)	3		1.04		1.04		.24
—	(1.70)	(1.70)	29.04	4.77 [6,8]	—	[9]	.67	[7,8]	.67	[7,8]	.29	[7,8]

—	(.85)	(.85)	33.54	7.33 [6]	1,331		1.00	[7]	1.00	[7]	.30	[7]
(.05)	(1.56)	(1.61)	32.06	20.67	1,321		1.01		1.01		.24
(.03)	(.92)	(.95)	28.01	21.99	1,232		1.02		1.02		.25
—	(2.30)	(2.30)	23.81	(8.64)	1,093		1.02		1.02		.03
—	(2.61)	(2.61)	28.40	10.96	1,242		1.01		1.01		(.06)
— [12]	(2.16)	(2.16)	28.05	33.97	1,018		1.03		1.03		.02

—	(.85)	(.85)	34.36	7.51 [6]	1,386		.70	[7]	.70	[7]	.60	[7]
(.12)	(1.56)	(1.68)	32.77	21.03	1,409		.71		.71		.54
(.11)	(.92)	(1.03)	28.58	22.33	1,238		.72		.72		.55
—	(2.30)	(2.30)	24.28	(8.36)	1,049		.71		.71		.33
(.01)	(2.61)	(2.62)	28.83	11.31	1,140		.71		.71		.24
(.07)	(2.16)	(2.23)	28.36	34.37	919		.72		.72		.33

—	(.85)	(.85)	34.77	7.64 [6]	14		.49	[7]	.49	[7]	.81	[7]
(.17)	(1.56)	(1.73)	33.11	21.31	7		.47		.47		.78
(.15)	(.92)	(1.07)	28.85	22.54	—	[9]	.60		.51		.76
—	(1.34)	(1.34)	24.48	(7.62)[6]	—	[9]	.15	[6]	.15	[6]	.17	[6]

—	(.85)	(.85)	35.19	7.68 [6]	1,178		.40	[7]	.40	[7]	.90	[7]
(.20)	(1.56)	(1.76)	33.49	21.38	1,353		.41		.41		.84
(.19)	(.92)	(1.11)	29.16	22.74	1,339		.41		.41		.86
—	(2.30)	(2.30)	24.74	(8.10)	1,214		.42		.42		.63
(.07)	(2.61)	(2.68)	29.25	11.62	1,400		.41		.41		.54
(.13)	(2.16)	(2.29)	28.72	34.79	1,229		.42		.42		.63

See end of table for footnotes.

AMCAP Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
8/31/2018[4,5]	$33.41	$.16	$2.39	$2.55
2/28/2018	29.09	.28	5.81	6.09
2/28/2017	24.69	.25	5.28	5.53
2/29/2016	29.18	.19	(2.38)	(2.19)
2/28/2015	28.66	.17	3.05	3.22
2/28/2014	23.15	.18	7.64	7.82

	Six months ended	Year ended February 28 or 29
	August 31, 2018[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	17%	27%	25%	31%	33%	29%

See Notes to Financial Statements

32	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[3]	Ratio of net income (loss) to average net assets[3]

$—	$(.85)	$(.85)	$35.11	7.73%[6]	$13,888	.36%[7]	.36%[7]	.95%[7]
(.21)	(1.56)	(1.77)	33.41	21.45	13,199	.36	.36	.89
(.21)	(.92)	(1.13)	29.09	22.76	9,633	.36	.36	.90
—	(2.30)	(2.30)	24.69	(8.05)	7,033	.37	.37	.68
(.09)	(2.61)	(2.70)	29.18	11.67	6,394	.37	.37	.59
(.15)	(2.16)	(2.31)	28.66	34.86	4,451	.37	.37	.68

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.

AMCAP Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2018, through August 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	AMCAP Fund

	Beginning account value 3/1/2018	Ending account value 8/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,075.36	$3.40	.65%
Class A – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class C – actual return	1,000.00	1,071.15	7.57	1.45
Class C – assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class T – actual return	1,000.00	1,076.25	2.35	.45
Class T – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-1 – actual return	1,000.00	1,075.06	3.77	.72
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-2 – actual return	1,000.00	1,076.40	2.41	.46
Class F-2 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class F-3 – actual return	1,000.00	1,077.14	1.88	.36
Class F-3 – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class 529-A – actual return	1,000.00	1,074.96	3.87	.74
Class 529-A – assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 529-C – actual return	1,000.00	1,070.76	7.78	1.49
Class 529-C – assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class 529-E – actual return	1,000.00	1,073.71	5.02	.96
Class 529-E – assumed 5% return	1,000.00	1,020.37	4.89	.96
Class 529-T – actual return	1,000.00	1,076.25	2.62	.50
Class 529-T – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class 529-F-1 – actual return	1,000.00	1,076.20	2.67	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,022.63	2.60	.51
Class R-1 – actual return	1,000.00	1,070.93	7.57	1.45
Class R-1 – assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class R-2 – actual return	1,000.00	1,070.93	7.52	1.44
Class R-2 – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class R-2E – actual return	1,000.00	1,072.70	6.01	1.15
Class R-2E – assumed 5% return	1,000.00	1,019.41	5.85	1.15
Class R-3 – actual return	1,000.00	1,073.35	5.23	1.00
Class R-3 – assumed 5% return	1,000.00	1,020.16	5.09	1.00
Class R-4 – actual return	1,000.00	1,075.12	3.66	.70
Class R-4 – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class R-5E – actual return	1,000.00	1,076.44	2.56	.49
Class R-5E – assumed 5% return	1,000.00	1,022.74	2.50	.49
Class R-5 – actual return	1,000.00	1,076.81	2.09	.40
Class R-5 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-6 – actual return	1,000.00	1,077.27	1.88	.36
Class R-6 – assumed 5% return	1,000.00	1,023.39	1.84	.36

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

AMCAP Fund	35

Approval of Investment Advisory and Service Agreement

AMCAP Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2019. The agreement was amended to add an advisory fee breakpoint if and when the fund’s net assets exceed $55 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

36	AMCAP Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth Funds Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index. They reviewed the results for the year-to-date, three-year, five-year, 10-year, 20-year and lifetime periods, placing greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes for periods of five years or longer and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

AMCAP Fund	37

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	AMCAP Fund

This page was intentionally left blank.

AMCAP Fund	39

This page was intentionally left blank.

40	AMCAP Fund

This page was intentionally left blank.

AMCAP Fund	41

This page was intentionally left blank.

42	AMCAP Fund

This page was intentionally left blank.

AMCAP Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	AMCAP Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2018, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, American Funds® by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund®
Investment portfolio
August 31, 2018
unaudited
Common stocks 91.19% Information technology 23.52%	Shares	Value (000)
Alphabet Inc., Class C1	853,879	$1,040,187
Alphabet Inc., Class A1	723,910	891,712
Microsoft Corp.	13,202,000	1,482,981
Facebook, Inc., Class A1	6,743,700	1,185,070
Accenture PLC, Class A	6,328,700	1,069,993
Mastercard Inc., Class A	4,061,957	875,595
Broadcom Inc.	3,589,848	786,284
Skyworks Solutions, Inc.	6,983,432	637,587
QUALCOMM Inc.	9,110,000	625,948
Autodesk, Inc.[1]	3,962,343	611,588
ASML Holding NV	2,850,100	581,062
Intel Corp.	11,499,000	556,897
Trimble Inc.[1]	12,300,511	517,852
Texas Instruments Inc.	3,874,396	435,482
FleetCor Technologies, Inc.[1]	1,995,000	426,411
Tencent Holdings Ltd.	8,111,918	351,400
Qorvo, Inc.[1]	4,135,342	331,200
Worldpay, Inc., Class A1	3,384,000	329,568
ServiceNow, Inc.[1]	1,393,000	273,529
Arista Networks, Inc.[1]	903,815	270,223
Zebra Technologies Corp., Class A1	1,354,972	232,703
CommScope Holding Co., Inc.[1]	7,021,000	222,495
Alibaba Group Holding Ltd. (ADR)[1]	1,263,000	221,038
Lumentum Holdings Inc.[1]	2,966,291	201,411
Fiserv, Inc.[1]	1,926,000	154,215
International Business Machines Corp.	1,000,000	146,480
Samsung Electronics Co., Ltd.	3,235,000	140,804
Activision Blizzard, Inc.	1,906,700	137,473
Kingdee International Software Group Co. Ltd.	119,478,000	136,090
Amphenol Corp., Class A	1,407,000	133,074
Adobe Systems Inc.[1]	464,900	122,506
Applied Materials, Inc.	2,535,000	109,056
Akamai Technologies, Inc.[1]	1,390,000	104,445
Acacia Communications, Inc.[1,2]	2,226,600	90,778
Apple Inc.	398,517	90,714
Workday, Inc., Class A1	525,200	81,164
salesforce.com, inc.[1]	510,000	77,867
Lam Research Corp.	430,000	74,429
Fabrinet, non-registered shares[1]	1,138,000	54,476
Finisar Corp.[1]	1,703,000	34,741
Viavi Solutions Inc.[1]	2,156,074	24,148
		15,870,676
Health care 22.46%
AbbVie Inc.	20,419,227	1,959,837
UnitedHealth Group Inc.	6,004,406	1,611,943
Abbott Laboratories	22,625,454	1,512,285
AMCAP Fund — Page 1 of 5

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Amgen Inc.	6,852,605	$1,369,219
Thermo Fisher Scientific Inc.	5,668,500	1,355,338
Illumina, Inc.[1]	2,935,257	1,041,517
BioMarin Pharmaceutical Inc.[1,2]	10,345,500	1,034,343
Gilead Sciences, Inc.	11,519,734	872,390
Stryker Corp.	4,265,082	722,633
PerkinElmer, Inc.[2]	7,191,234	664,686
IQVIA Holdings Inc.[1]	3,052,000	387,879
Integra LifeSciences Holdings Corp.[1,2]	5,555,967	330,413
Humana Inc.	982,000	327,261
PRA Health Sciences, Inc.[1]	2,804,444	296,149
Hologic, Inc.[1]	7,195,900	286,109
Molina Healthcare, Inc.[1]	2,033,000	280,554
Boston Scientific Corp.[1]	7,218,700	256,697
Express Scripts Holding Co.[1]	2,743,000	241,439
Johnson & Johnson	1,500,000	202,035
Medtronic PLC	1,700,000	163,897
Edwards Lifesciences Corp.[1]	757,000	109,190
Essilor International SA	573,000	82,673
Cigna Corp.	263,000	49,534
		15,158,021
Consumer discretionary 16.37%
Netflix, Inc.[1]	7,381,000	2,713,846
Amazon.com, Inc.[1]	821,300	1,653,039
Lowe’s Companies, Inc.	8,590,000	934,163
Booking Holdings Inc.[1]	454,875	887,711
NIKE, Inc., Class B	10,609,703	872,118
Marriott International, Inc., Class A	3,768,611	476,616
Williams-Sonoma, Inc.[2]	5,400,000	379,242
Twenty-First Century Fox, Inc., Class A	7,881,500	357,820
Texas Roadhouse, Inc.[2]	4,587,200	316,288
Wynn Resorts, Ltd.	1,749,261	259,485
Polaris Industries Inc.	2,300,000	249,435
ITV PLC	110,800,524	230,770
Signet Jewelers Ltd.[2]	3,500,000	224,700
CBS Corp., Class B	3,600,000	190,872
Harley-Davidson, Inc.	4,355,094	185,614
JCDecaux SA	4,662,515	153,593
LKQ Corp.[1]	4,400,000	151,888
Viacom Inc., Class B	5,065,000	148,303
Galaxy Entertainment Group Ltd.	18,718,000	138,559
Aramark	2,950,000	121,186
Industria de Diseño Textil, SA	3,825,017	115,659
TJX Companies, Inc.	900,000	98,973
Home Depot, Inc.	391,000	78,501
Grand Canyon Education, Inc.[1]	459,477	54,742
BorgWarner Inc.	1,129,910	49,456
		11,042,579
Industrials 9.71%
General Dynamics Corp.	4,269,000	825,625
Textron Inc.	11,265,000	777,623
Old Dominion Freight Line, Inc.	3,870,000	589,788
CSX Corp.	7,265,354	538,799
AMCAP Fund — Page 2 of 5

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
TransDigm Group Inc.[1]	1,372,638	$480,423
J.B. Hunt Transport Services, Inc.	3,292,415	397,559
Equifax Inc.	2,933,728	393,032
Middleby Corp.[1,2]	3,218,507	391,177
AMETEK, Inc.	4,196,000	322,924
Union Pacific Corp.	2,016,366	303,705
Boeing Co.	720,000	246,809
Harris Corp.	1,500,000	243,765
Caterpillar Inc.	1,228,794	170,618
KAR Auction Services, Inc.	2,700,000	169,263
Waste Management, Inc.	1,750,000	159,075
Nielsen Holdings PLC	5,413,325	140,746
Stanley Black & Decker, Inc.	765,000	107,505
United Technologies Corp.	615,000	80,995
Fortive Corp.	875,000	73,483
Cummins Inc.	505,000	71,609
Masco Corp.	1,000,000	37,970
PayPoint PLC	2,274,900	27,694
		6,550,187
Energy 7.09%
EOG Resources, Inc.	12,037,300	1,423,170
Concho Resources Inc.[1]	6,536,445	896,474
Halliburton Co.	14,553,500	580,539
Canadian Natural Resources, Ltd. (CAD denominated)	13,427,300	458,483
Diamondback Energy, Inc.	3,692,000	447,027
Noble Energy, Inc.	8,272,404	245,856
Schlumberger Ltd.	2,946,000	186,069
Exxon Mobil Corp.	1,846,000	147,994
SM Energy Co.	4,416,000	132,878
Cimarex Energy Co.	940,000	79,411
Pioneer Natural Resources Co.	409,000	71,452
Southwestern Energy Co.[1]	12,043,799	67,686
Tullow Oil PLC[1]	15,493,000	46,780
		4,783,819
Financials 5.81%
Charles Schwab Corp.	9,317,000	473,210
Wells Fargo & Co.	6,164,000	360,471
First Republic Bank	3,306,300	335,887
Markel Corp.[1]	255,000	308,244
Zions Bancorporation	5,546,000	295,546
JPMorgan Chase & Co.	2,518,000	288,512
PNC Financial Services Group, Inc.	1,550,000	222,487
Willis Towers Watson PLC	1,450,000	213,542
Berkshire Hathaway Inc., Class B1	1,000,000	208,720
Aon PLC, Class A	1,365,000	198,689
Arch Capital Group Ltd.[1]	5,770,000	176,389
East West Bancorp, Inc.	2,500,000	158,475
Kotak Mahindra Bank Ltd.	7,330,769	133,047
Essent Group Ltd.[1]	2,866,000	124,270
HDFC Bank Ltd.	4,215,936	122,520
London Stock Exchange Group PLC	2,002,000	120,016
AMCAP Fund — Page 3 of 5

unaudited
Common stocks Financials (continued)	Shares	Value (000)
CME Group Inc., Class A	516,000	$90,161
SVB Financial Group[1]	273,000	88,111
		3,918,297
Consumer staples 2.57%
Costco Wholesale Corp.	2,386,300	556,318
Herbalife Nutrition Ltd.[1]	6,406,769	362,559
Walgreens Boots Alliance, Inc.	4,392,100	301,122
L’Oréal SA, bonus shares[3]	800,000	191,942
Constellation Brands, Inc., Class A	629,000	130,958
Altria Group, Inc.	1,750,000	102,410
Philip Morris International Inc.	1,150,000	89,573
		1,734,882
Materials 2.12%
Celanese Corp., Series A	4,849,624	566,582
Valvoline Inc.[2]	13,004,000	279,846
Vulcan Materials Co.	2,120,000	234,896
Ecolab Inc.	990,000	148,975
CCL Industries Inc., Class B, nonvoting	2,936,000	141,446
Praxair, Inc.	374,324	59,214
		1,430,959
Utilities 0.49%
NextEra Energy, Inc.	1,955,000	332,545
Real estate 0.48%
SBA Communications Corp. REIT[1]	590,402	91,648
Simon Property Group, Inc. REIT	485,000	88,770
American Tower Corp. REIT	541,900	80,808
Alexandria Real Estate Equities, Inc. REIT	490,000	62,891
		324,117
Miscellaneous 0.57%
Other common stocks in initial period of acquisition		387,184
Total common stocks (cost: $38,464,294,000)		61,533,266
Short-term securities 8.54%	Principal amount (000)
Apple Inc. 2.05%–2.07% due 9/12/2018–10/26/2018[4]	$195,000	194,662
Bank of New York Co., Inc. 1.89% due 9/4/2018	37,350	37,342
CHARTA, LLC 2.26%–2.27% due 9/12/2018–10/18/2018[4]	135,000	134,751
Chevron Corp. 2.08% due 9/11/2018[4]	40,000	39,977
Ciesco LLC 2.28% due 9/20/2018[4]	75,000	74,916
Coca-Cola Co. 2.25%–2.45% due 9/20/2018–2/4/2019[4]	73,750	73,449
ExxonMobil Corp. 2.03% due 9/5/2018	75,000	74,980
Federal Home Loan Bank 1.91%–2.05% due 9/4/2018–12/11/2018	2,851,300	2,845,205
Freddie Mac 1.95% due 10/18/2018–10/22/2018	144,300	143,926
IBM Credit LLC 2.09% due 10/17/2018[4]	50,000	49,867
Intel Corp. 1.90% due 9/28/2018[4]	25,000	24,962
Jupiter Securitization Co., LLC 2.24%–2.28% due 10/3/2018–11/14/2018[4]	80,500	80,212
Pfizer Inc. 2.10% due 10/16/2018[4]	138,000	137,645
Procter & Gamble Co. 1.97% due 9/13/2018[4]	50,000	49,965
AMCAP Fund — Page 4 of 5

unaudited
Short-term securities	Principal amount (000)	Value (000)
Simon Property Group, LP 1.95% due 9/4/2018[4]	$25,000	$24,995
U.S. Treasury Bills 1.85%–2.22% due 9/6/2018–5/23/2019	1,623,900	1,617,973
Wal-Mart Stores, Inc. 1.97%–2.04% due 9/10/2018–10/1/2018[4]	158,625	158,453
Total short-term securities (cost: $5,762,690,000)		5,763,280
Total investment securities 99.73% (cost: $44,226,984,000)		67,296,546
Other assets less liabilities 0.27%		178,997
Net assets 100.00%		$67,475,543
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $191,942,000, which represented .28% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,043,854,000, which represented 1.55% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2018 Capital Group. All rights reserved.
MFGEFPX-002-1018O-S66128	AMCAP Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the AMCAP Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the AMCAP Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: October 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: October 31, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: October 31, 2018